Velocity Commercial Capital Loan Trust 2026-5 ABS-15G

Exhibit 99.02

Data Compare (Non-Ignored)

AMC Loan ID	Customer Loan ID	EDGAR Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
XXXX	XXXX	VCC-2026-5-100032			Amortization Term	XXXX	XXXX	Verified	Methodology difference.
XXXX	XXXX	VCC-2026-5-100155			Amortization Term	XXXX	XXXX	Verified	Methodology difference.
XXXX	XXXX	VCC-2026-5-100294			Amortization Term	XXXX	XXXX	Verified	Methodology difference
XXXX	XXXX	VCC-2026-5-100261			Amortization Term	XXXX	XXXX	Verified	Methodology difference.